Calvert
Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 22.1%

Security	Principal Amount (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$8,535	$ 8,563,422
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	1,114	1,121,149
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	4,765	4,755,250
Auxilior Term Funding LLC:
Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	5,864	5,892,498
Series 2024-1A, Class A2, 5.84%, 3/15/27(1)(2)	3,316	3,315,803
Avant Credit Card Master Trust, Series 21-1A, Class A, 1.37%, 4/15/27(1)	5,800	5,678,123
BHG Securitization Trust:
Series 2021-B, Class B, 1.67%, 10/17/34(1)	4,500	4,208,732
Series 2024-1CON, Class A, 5.81%, 4/17/35(1)	4,279	4,296,924
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	8,579	8,579,526
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	10,086	8,824,533
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	14,080	12,904,925
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	12,235	11,209,110
Conn's Receivables Funding LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	8,711	8,322,090
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90%, 8/20/30(1)	3,375	3,383,390
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	6,085	5,524,771
Dell Equipment Finance Trust, Series 2023-3, Class A2, 6.10%, 4/23/29(1)	3,650	3,655,496
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	5,250	4,740,751
Series 2021-1A, Class B, 2.355%, 4/15/49(1)	3,000	2,712,474
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	1,499	1,352,620
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	13,011	11,744,246
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	5,955	5,845,640
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	8,248	8,136,998
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	6,174	5,888,799
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	8,561	8,548,734
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	4,660	4,648,469
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	5,465	5,453,008
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	5,431	5,416,702
Series 2019-1A, Class C, 5.219%, 7/25/49(1)	2,000	1,995,167
FHF Issuer Trust:
Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	6,665	6,737,494
Series 2024-1A, Class A2, 5.69%, 2/15/30(1)	2,335	2,333,447
Security	Principal Amount (000's omitted)	Value
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	$6,835	$ 6,131,132
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	7,670	6,887,182
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	4,447	4,336,109
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	4,139	4,163,761
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	5,651	5,627,246
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	1,500	1,501,091
GoodLeap Sustainable Home Solutions Trust:
Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	1,494	1,194,071
Series 2022-2CS, Class A, 4.00%, 4/20/49(1)	8,863	7,905,300
Hardee's Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	4,700	4,279,417
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	2,769	2,535,257
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/39(1)	3,503	3,050,870
JPMorgan Chase Bank NA:
Series 2021-3, Class B, 0.76%, 2/26/29(1)	830	811,386
Series 2021-3, Class C, 0.86%, 2/26/29(1)	381	372,393
Series 2021-3, Class D, 1.009%, 2/26/29(1)	370	361,232
Series 2021-3, Class E, 2.102%, 2/26/29(1)	236	231,630
LAD Auto Receivables Trust:
Series 2022-1A, Class A, 5.21%, 6/15/27(1)	2,794	2,785,595
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	2,604	2,603,602
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	1,898	1,899,652
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	4,352	4,358,186
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	4,820	4,794,324
Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	8,230	8,252,124
Lendingpoint Asset Securitization Trust, Series 2022-B, Class A, 4.77%, 10/15/29(1)	749	744,921
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	3,321	3,309,329
Lunar Aircraft Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	630	570,197
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	567	496,776
Marlette Funding Trust:
Series 2019-4A, Class C, 3.76%, 12/17/29(1)	4	4,325
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	23,315	23,390,615
Series 2023-2A, Class A, 6.04%, 6/15/33(1)	1,208	1,207,935
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	9,500	9,558,030
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	13,410	13,468,226
Mosaic Solar Loan Trust:
Series 2018-1A, Class B, 2.00%, 6/22/43(1)	2,887	2,376,927
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	1,692	1,496,431
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	632	541,002
Series 2020-2A, Class A, 1.44%, 8/20/46(1)	3,190	2,678,288
Series 2020-2A, Class B, 2.21%, 8/20/46(1)	2,437	2,007,858
Series 2021-1A, Class B, 2.05%, 12/20/46(1)	3,285	2,562,382
Series 2021-3A, Class A, 1.44%, 6/20/52(1)	4,839	3,907,729

Calvert
Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Mosaic Solar Loan Trust: (continued)
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	$9,530	$ 4,607,658
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	293	276,644
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	6,596	5,912,145
Newtek Small Business Loan Trust, Series 2023-1, Class A, 8.00%, (USD Prime - 0.50%), 7/25/50(1)(4)	6,187	6,165,365
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	4,615	4,601,878
NRZ Excess Spread-Collateralized Notes:
Series 2021-FHT1, Class A, 3.104%, 7/25/26(1)	655	616,842
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	4,343	4,055,560
Octane Receivables Trust:
Series 2022-1, Class A2, 4.18%, 3/20/28(1)	1,833	1,819,273
Series 2023-1A, Class A, 5.87%, 5/21/29(1)	2,073	2,074,689
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	7,111	6,962,657
Oportun Funding XIV LLC, Series 2021-A, Class A, 1.21%, 3/8/28(1)	724	702,322
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	3,753	3,553,265
Series 2021-B, Class B, 1.96%, 5/8/31(1)	2,517	2,389,250
Series 2021-C, Class A, 2.18%, 10/8/31(1)	16,430	15,622,507
Series 2021-C, Class B, 2.67%, 10/8/31(1)	11,238	10,635,117
Series 2022-3, Class B, 8.533%, 1/8/30(1)	4,333	4,347,852
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	12,895	12,884,877
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)	1,026	1,003,273
Series 2021-3, Class C, 3.27%, 5/15/29(1)	3,227	2,864,818
Series 2021-5, Class B, 2.63%, 8/15/29(1)	3,562	3,543,462
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	920	905,207
PEAC Solutions Receivables LLC, Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	5,560	5,573,628
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	7,540	7,487,472
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)(2)	4,820	4,833,236
Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	7,316	7,335,636
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	4,180	4,180,765
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.71%, (1 mo. SOFR + 1.364%), 7/25/51(1)(4)	767	762,040
Reach ABS Trust:
Series 2023-1A, Class B, 7.33%, 2/18/31(1)	5,000	5,058,064
Series 2024-1A, Class A, 6.30%, 2/18/31(1)	2,368	2,374,437
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	9,002	8,704,655
ServiceMaster Funding LLC, Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	2,988	2,663,481
Security	Principal Amount (000's omitted)	Value
SERVPRO Master Issuer LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	$13,608	$ 12,936,943
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	582	582,064
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	9,090	8,316,359
Stack Infrastructure Issuer LLC, Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	1,470	1,398,901
Sunnova Helios II Issuer LLC, Series 2021-B, Class B, 2.01%, 7/20/48(1)	7,285	6,016,635
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	2,707	2,394,537
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	3,620	3,376,527
Sunnova Helios V Issuer LLC:
Series 2021-A, Class A, 1.80%, 2/20/48(1)	990	791,967
Series 2021-A, Class B, 3.15%, 2/20/48(1)	2,153	1,163,072
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	5,542	5,096,656
Sunnova Sol II Issuer LLC, Series 2020-2A, Class B, 5.47%, 11/1/55(1)	7,532	5,863,008
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	1,740	1,426,238
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	1,216	1,225,771
Upstart Securitization Trust:
Series 2020-1, Class C, 4.899%, 4/22/30(1)	103	102,938
Series 2020-3, Class C, 6.25%, 11/20/30(1)	1,058	1,057,273
Series 2021-2, Class C, 3.61%, 6/20/31(1)	6,511	6,393,951
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	10,045	8,930,024
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	3,661	3,366,218
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	6,165	5,298,310
Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.55%, 11/15/27(1)	4,378	4,362,061
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	598	527,060
Series 2020-A, Class C, 6.657%, 3/15/45(1)	717	662,792
Total Asset-Backed Securities (identified cost $573,075,669)		$544,000,202

Collateralized Mortgage Obligations — 5.1%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 6.335%, (30-day SOFR Average + 1.00%), 9/25/31(1)(4)	$5,245	$ 5,235,834
Champs Trust, Series 2024-1, Class A, 9.257%, 7/25/59(1)	7,890	8,160,031
CHNGE Mortgage Trust, Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(5)	4,669	4,749,368

Calvert
Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2020-HQA2, Class B1, 9.55%, (30-day SOFR Average + 4.214%), 3/25/50(1)(4)	$5,335	$ 6,057,525
Series 2021-DNA3, Class M1, 6.085%, (30-day SOFR Average + 0.75%), 10/25/33(1)(4)	117	117,073
Series 2022-DNA2, Class M1A, 6.635%, (30-day SOFR Average + 1.30%), 2/25/42(1)(4)	3,336	3,356,466
Series 2024-HQA1, Class A1, 6.585%, (30-day SOFR Average + 1.25%), 3/25/44(1)(4)	7,977	8,011,578
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R05, Class 1B1, 9.55%, (30-day SOFR Average + 4.214%), 7/25/39(1)(4)	2,307	2,428,162
Series 2019-R06, Class 2B1, 9.20%, (30-day SOFR Average + 3.864%), 9/25/39(1)(4)	10,571	11,050,372
Series 2019-R07, Class 1B1, 8.85%, (30-day SOFR Average + 3.514%), 10/25/39(1)(4)	8,924	9,309,504
Series 2020-R02, Class 2B1, 8.45%, (30-day SOFR Average + 3.114%), 1/25/40(1)(4)	6,160	6,363,315
Series 2021-R01, Class 1B2, 11.335%, (30-day SOFR Average + 6.00%), 10/25/41(1)(4)	3,995	4,233,607
Government National Mortgage Association, Series 2023-40, Class FX, 5.553%, (1 mo. SOFR + 0.214%), 9/20/41(4)	15,613	15,350,445
Home Re Ltd., Series 2021-1, Class M2, 8.30%, (30-day SOFR Average + 2.964%), 7/25/33(1)(4)	3,500	3,535,197
JPMorgan Mortgage Trust:
Series 2023-HE2, Class A1, 7.034%, (30-day SOFR Average + 1.70%), 3/25/54(1)(4)	4,546	4,587,221
Series 2024-HE2, Class A1, 6.534%, (30-day SOFR Average + 1.20%), 10/25/54(1)(4)	1,871	1,881,464
LHOME Mortgage Trust:
Series 2023-RTL3, Class A1, 8.00% to 3/25/26, 8/25/28(1)(5)	2,500	2,550,616
Series 2023-RTL4, Class A1, 7.628% to 8/25/25, 11/25/28(1)(5)	3,000	3,052,103
Series 2024-RTL1, Class A1, 7.017% to 8/25/26, 1/25/29(1)(5)	3,440	3,466,677
PNMAC GMSR Issuer Trust:
Series 2022-FT1, Class A, 9.525%, (30-day SOFR Average + 4.19%), 6/25/27(1)(4)	8,700	8,818,660
Series 2022-GT1, Class A, 9.585%, (30-day SOFR Average + 4.25%), 5/25/27(1)(4)	4,820	4,892,376
Series 2024-GT1, Class A, 8.545%, (1 mo. SOFR + 3.20%), 3/25/29(1)(4)	4,600	4,652,799
PRPM LLC:
Series 2021-RPL1, Class A1, 1.319% to 8/25/24, 7/25/51(1)(5)	2,429	2,166,151
Series 2021-RPL2, Class A1, 1.455%, 10/25/51(1)(3)	1,534	1,364,285
RESIMAC Premier Trust, Series 2020-1A, Class A1A, 6.492%, (1 mo. SOFR + 1.164%), 2/7/52(1)(4)	221	220,975
Total Collateralized Mortgage Obligations (identified cost $123,277,850)		$125,611,804

Commercial Mortgage-Backed Securities — 8.9%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(3)	$10,820	$ 6,938,323
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(3)	6,285	2,492,881
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1 mo. SOFR + 1.89%), 7/15/41(1)(6)	7,362	7,343,301
BPR Trust:
Series 2022-OANA, Class A, 7.227%, (1 mo. SOFR + 1.898%), 4/15/37(1)(4)	4,646	4,660,919
Series 2022-SSP, Class A, 8.329%, (1 mo. SOFR + 3.00%), 5/15/39(1)(4)	7,975	8,015,885
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.393%, (1 mo. SOFR + 1.064%), 9/15/36(1)(4)	10,284	10,142,986
Series 2021-VOLT, Class C, 6.543%, (1 mo. SOFR + 1.214%), 9/15/36(1)(4)	3,122	3,061,226
Series 2021-VOLT, Class D, 7.093%, (1 mo. SOFR + 1.764%), 9/15/36(1)(4)	9,323	9,191,734
CSMC Trust:
Series 2021-BPNY, Class A, 9.158%, (1 mo. SOFR + 3.829%), 8/15/26(1)(4)	1,840	1,668,347
Series 2022-CNTR, Class A, 9.273%, (1 mo. SOFR + 3.944%), 1/9/25(1)(4)	1,014	923,730
Series 2022-NWPT, Class A, 8.472%, (1 mo. SOFR + 3.143%), 9/9/24(1)(4)	5,677	5,700,857
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.524%, (1 mo. SOFR + 1.194%), 7/15/38(1)(4)	3,453	3,442,572
Series 2021-ESH, Class B, 6.824%, (1 mo. SOFR + 1.494%), 7/15/38(1)(4)	3,719	3,707,168
Series 2021-ESH, Class C, 7.144%, (1 mo. SOFR + 1.814%), 7/15/38(1)(4)	9,213	9,198,676
Series 2021-ESH, Class D, 7.694%, (1 mo. SOFR + 2.364%), 7/15/38(1)(4)	3,106	3,107,072
Federal National Mortgage Association, Series 2017-M13, Class A2, 3.028%, 9/25/27(3)	3,834	3,622,247
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.70%, (30-day SOFR Average + 3.364%), 10/25/49(1)(4)	2,910	2,917,440
Series 2020-01, Class M10, 9.20%, (30-day SOFR Average + 3.864%), 3/25/50(1)(4)	3,481	3,501,829
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	4,304	4,468,119
Great Wolf Trust, Series 2024-WOLF, Class A, 6.871%, (1 mo. SOFR + 1.542%), 3/15/39(1)(4)	9,312	9,310,615
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.776%, (1 mo. SOFR + 1.197%), 5/15/38(1)(4)	17,728	17,696,705
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class B, 7.27%, (1 mo. SOFR + 1.941%), 5/15/37(1)(4)	7,000	7,008,749
HLTN Commercial Mortgage Trust, Series 2024-DPLO, Class B, 7.32%, (1 mo. SOFR + 1.991%), 6/15/41(1)(4)	8,485	8,466,511
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	4,200	585,207

Calvert
Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: (continued)
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(3)	$1,920	$ 126,141
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 7.261%, (1 mo. SOFR + 1.941%), 6/15/39(1)(4)	5,663	5,663,005
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.619%, (1 mo. SOFR + 2.29%), 12/15/36(1)(4)	6,444	6,473,744
Med Trust, Series 2021-MDLN, Class C, 7.244%, (1 mo. SOFR + 1.914%), 11/15/38(1)(4)	10,953	10,942,699
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.97%, (1 mo. SOFR + 1.641%), 3/15/41(1)(4)	7,225	7,190,804
ORL Trust, Series 2023-GLKS, Class A, 7.679%, (1 mo. SOFR + 2.35%), 10/19/36(1)(4)	4,008	4,030,550
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, 7.07%, (1 mo. SOFR + 1.741%), 5/15/39(1)(4)	5,313	5,296,695
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.515%, (1 mo. SOFR + 2.186%), 5/15/37(1)(4)	4,265	4,300,416
TX Trust:
Series 2024-HOU, Class A, 6.91%, (1 mo. SOFR + 1.591%), 6/15/39(1)(4)	4,845	4,811,747
Series 2024-HOU, Class C, 7.959%, (1 mo. SOFR + 2.64%), 6/15/39(1)(4)	5,100	5,069,229
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(3)	6,790	7,060,576
VMC Finance LLC:
Series 2021-HT1, Class A, 7.096%, (1 mo. SOFR + 1.764%), 1/18/37(1)(4)	10,878	10,671,301
Series 2021-HT1, Class B, 9.946%, (1 mo. SOFR + 4.614%), 1/18/37(1)(4)	9,712	9,520,974
Total Commercial Mortgage-Backed Securities (identified cost $230,897,435)		$218,330,980

Corporate Bonds — 42.9%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.5%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	$11,537	$ 11,859,035
		$ 11,859,035
Communications — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.00%, 2/1/28(1)	$2,733	$ 2,557,340
5.125%, 5/1/27(1)	10,390	9,984,333
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	9,818	9,484,297
Sprint LLC:
7.625%, 2/15/25	4,300	4,330,483
7.625%, 3/1/26	4,000	4,113,760
Security	Principal Amount (000’s omitted)	Value
Communications (continued)
Videotron Ltd., 3.625%, 6/15/29(1)	$9,300	$ 8,498,662
		$ 38,968,875
Consumer, Cyclical — 4.9%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	$7,432	$ 7,372,810
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	4,263	4,212,176
4.75%, 10/20/28(1)	10,953	10,671,471
Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	3,500	3,426,521
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	16,510	16,390,535
7.35%, 11/4/27	11,579	12,070,776
General Motors Financial Co., Inc.:
4.30%, 4/6/29	4,163	3,956,619
5.80%, 1/7/29	7,422	7,490,806
6.653%, (SOFR + 1.30%), 4/7/25(4)	5,092	5,118,863
Hyundai Capital America:
5.68%, 6/26/28(1)	11,250	11,372,783
5.80%, 6/26/25(1)	7,040	7,047,109
Lithia Motors, Inc., 4.625%, 12/15/27(1)	3,500	3,342,905
Tapestry, Inc.:
7.00%, 11/27/26	3,083	3,169,587
7.35%, 11/27/28	7,737	8,032,125
WarnerMedia Holdings, Inc.:
3.755%, 3/15/27	12,500	11,870,717
6.412%, 3/15/26	7,000	7,000,434
		$122,546,237
Consumer, Non-cyclical — 1.5%
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	$8,545	$8,077,535
4.25%, 11/1/29(1)	3,000	2,815,168
Centene Corp., 4.25%, 12/15/27	15,882	15,177,101
CVS Pass-Through Trust, 6.036%, 12/10/28	725	727,250
ICON Investments Six DAC, 5.809%, 5/8/27	6,150	6,213,324
Smithfield Foods, Inc., 2.625%, 9/13/31(1)	4,498	3,603,720
		$36,614,098
Energy — 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	$5,000	$4,780,794
		$4,780,794
Financial — 28.4%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(7)	$7,600	$7,703,151
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/24	7,000	6,907,076
AIB Group PLC, 6.608% to 9/13/28, 9/13/29(1)(7)	6,675	6,893,269
Air Lease Corp., 5.30%, 6/25/26	6,845	6,823,862

Calvert
Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Ally Financial, Inc.:
2.20%, 11/2/28	$6,030	$ 5,223,863
6.848% to 1/3/29, 1/3/30(7)	1,687	1,734,112
8.00%, 11/1/31	2,470	2,727,390
American Assets Trust LP, 3.375%, 2/1/31	4,301	3,526,351
Antares Holdings LP, 3.95%, 7/15/26(1)	7,160	6,773,284
Athene Global Funding:
5.583%, 1/9/29(1)	12,000	12,054,450
5.62%, 5/8/26(1)	12,000	12,014,201
Aviation Capital Group LLC, 6.25%, 4/15/28(1)	11,322	11,556,606
Banco Santander SA:
4.175% to 3/24/27, 3/24/28(7)	1,000	964,212
5.147%, 8/18/25	10,200	10,123,468
5.294%, 8/18/27	1,600	1,590,087
5.588%, 8/8/28	4,600	4,644,184
6.35%, 3/14/34	3,400	3,404,379
6.607%, 11/7/28(8)	4,400	4,623,013
Bank of America Corp.:
4.376% to 4/27/27, 4/27/28(7)	22,876	22,333,760
5.08% to 1/20/26, 1/20/27(7)	10,000	9,942,771
5.819% to 9/15/28, 9/15/29(7)	11,234	11,471,297
5.933% to 9/15/26, 9/15/27(7)	36,428	36,828,501
Blue Owl Credit Income Corp.:
6.60%, 9/15/29(1)(8)	2,425	2,393,123
6.65%, 3/15/31	5,295	5,178,140
BNP Paribas SA, 5.176% to 1/9/29, 1/9/30(1)(7)	11,470	11,353,318
BPCE SA, 6.714% to 10/19/28, 10/19/29(1)(7)	10,233	10,612,883
CaixaBank SA, 5.673% to 3/15/29, 3/15/30(1)(7)	11,650	11,605,190
Capital One NA, 2.28% to 1/28/25, 1/28/26(7)	8,500	8,326,397
Charles Schwab Corp., 5.875%, 8/24/26	5,227	5,288,600
CI Financial Corp., 3.20%, 12/17/30	7,288	5,747,689
Citigroup, Inc., 4.00% to 12/10/25(7)(9)	5,060	4,858,496
Corebridge Global Funding, 5.20%, 1/12/29(1)	9,018	8,979,830
Credit Agricole SA, 6.316% to 10/3/28, 10/3/29(1)(7)	9,796	10,064,951
Enact Holdings, Inc., 6.25%, 5/28/29	14,850	14,860,430
EPR Properties:
3.75%, 8/15/29	7,924	7,068,592
4.50%, 4/1/25	2,385	2,359,692
4.95%, 4/15/28	8,329	7,976,947
Essent Group Ltd., 6.25%, 7/1/29(2)	6,080	6,079,151
Extra Space Storage LP, 5.70%, 4/1/28	4,512	4,564,905
GA Global Funding Trust, 6.715%, (SOFR + 1.36%), 4/11/25(1)(4)	10,350	10,413,030
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,700	2,235,805
4.40%, 10/15/29(1)	11,545	10,759,817
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)(2)	12,228	11,982,332
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	$3,145	$ 2,968,587
6.00%, 4/15/25(1)	6,656	6,655,060
8.00%, 6/15/27(1)	5,205	5,417,822
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(7)	10,464	11,069,659
Huntington National Bank, 5.699% to 11/18/24, 11/18/25(7)	7,687	7,676,158
ING Groep NV, 5.335% to 3/19/29, 3/19/30(7)	13,870	13,820,212
Intesa Sanpaolo SpA, 7.00%, 11/21/25(1)	9,249	9,400,788
JPMorgan Chase & Co.:
5.012% to 1/23/29, 1/23/30(7)	9,400	9,329,787
6.087% to 10/23/28, 10/23/29(7)	37,817	39,083,682
KeyBank NA, 5.85%, 11/15/27	13,719	13,678,280
KeyCorp, 6.619%, (SOFR + 1.25%), 5/23/25(4)	6,921	6,896,434
LPL Holdings, Inc., 4.00%, 3/15/29(1)	6,615	6,169,244
Macquarie Bank Ltd.:
3.624%, 6/3/30(1)	3,984	3,550,532
5.391%, 12/7/26(1)	3,700	3,710,711
Nuveen LLC, 5.55%, 1/15/30(1)	6,050	6,084,953
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	5,000	5,287,768
PNC Financial Services Group, Inc., 5.492% to 5/14/29, 5/14/30(7)	34,382	34,581,229
Santander Holdings USA, Inc., 5.807% to 9/9/25, 9/9/26(7)	6,000	5,972,785
Societe Generale SA:
2.797% to 1/19/27, 1/19/28(1)(7)	6,950	6,415,352
5.634% to 1/19/29, 1/19/30(1)(7)	11,975	11,814,908
Stifel Financial Corp., 4.25%, 7/18/24	11,182	11,172,747
Swedbank AB:
5.407%, 3/14/29(1)	6,682	6,696,467
6.136%, 9/12/26(1)	11,147	11,340,562
Synchrony Bank, 5.40%, 8/22/25	2,775	2,755,031
Synchrony Financial, 4.875%, 6/13/25	1,561	1,545,653
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(7)	2,946	2,650,003
5.625%, 2/15/28	4,100	3,962,968
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(7)	3,909	3,544,179
Truist Financial Corp.:
5.435% to 1/24/29, 1/24/30(7)	7,912	7,892,969
6.047% to 6/8/26, 6/8/27(7)	6,328	6,375,262
U.S. Bancorp:
5.384% to 1/23/29, 1/23/30(7)	16,050	16,096,220
5.775% to 6/12/28, 6/12/29(7)	15,564	15,803,829
UBS Group AG, 4.253%, 3/23/28(1)	30,000	28,719,035
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(7)	13,997	13,429,315
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	6,560	6,542,380
		$700,683,176
Industrial — 1.6%
BAE Systems PLC:
5.00%, 3/26/27(1)	$5,450	$5,411,491

Calvert
Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Industrial (continued)
BAE Systems PLC: (continued)
5.125%, 3/26/29(1)	$6,850	$ 6,821,171
MasTec, Inc., 5.90%, 6/15/29	5,570	5,597,911
Penske Truck Leasing Co. LP/PTL Finance Corp.:
5.75%, 5/24/26(1)	4,175	4,187,216
5.875%, 11/15/27(1)	7,850	7,966,370
Smurfit Kappa Treasury ULC, 5.20%, 1/15/30(1)	9,200	9,156,187
		$ 39,140,346
Technology — 2.1%
CDW LLC/CDW Finance Corp., 4.125%, 5/1/25	$3,956	$3,894,071
Concentrix Corp., 6.60%, 8/2/28(8)	17,213	17,428,754
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	9,090	9,198,010
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(8)	12,480	11,099,900
3.15%, 10/15/31	1,505	1,260,932
Marvell Technology, Inc., 5.75%, 2/15/29	4,254	4,345,266
Seagate HDD Cayman, 9.625%, 12/1/32	4,000	4,566,080
		$51,793,013
Utilities — 2.1%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$12,415	$12,360,860
Engie SA, 5.25%, 4/10/29(1)	8,150	8,139,061
NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	20,800	20,844,909
NextEra Energy Operating Partners LP:
4.25%, 7/15/24(1)	4,421	4,418,216
4.25%, 9/15/24(1)	779	774,131
Niagara Mohawk Power Corp., 4.278%, 12/15/28(1)	6,500	6,222,627
		$52,759,804
Total Corporate Bonds (identified cost $1,061,152,338)		$1,059,145,378

High Social Impact Investments — 0.1%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(10)(11)	$3,500	$ 3,431,715
Total High Social Impact Investments (identified cost $3,500,000)		$ 3,431,715

Senior Floating-Rate Loans — 2.3%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	$2,880	$ 2,894,791
Term Loan, 8.844%, (SOFR + 3.50%), 8/24/28	1,110	1,116,157
		$ 4,010,948
Building Products — 0.1%
Standard Industries, Inc., Term Loan, 7.344%, (SOFR + 2.00%), 9/22/28	$3,984	$ 3,999,995
		$ 3,999,995
Entertainment — 0.2%
Delta 2 LUX SARL, Term Loan, 1/15/30(13)	$4,000	$4,015,000
		$4,015,000
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Term Loan, 8.094%, (SOFR + 2.75%), 10/23/28	$3,990	$4,004,005
		$4,004,005
Insurance — 0.5%
AmWINS Group, Inc., Term Loan, 7.594%, (SOFR + 2.25%), 2/19/28	$3,990	$3,991,127
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30	3,990	4,003,043
USI, Inc., Term Loan, 8.094%, (SOFR + 2.75%), 11/22/29	3,990	3,996,651
		$11,990,821
IT Services — 0.3%
Informatica LLC, Term Loan, 10/27/28(13)	$4,000	$4,015,000
Sedgwick Claims Management Services, Inc., Term Loan, 9.094%, (SOFR + 3.75%), 2/24/28	3,990	3,999,598
		$8,014,598
Life Sciences Tools & Services — 0.2%
Avantor Funding, Inc., Term Loan, 7.444%, (SOFR + 2.00%), 11/8/27	$3,938	$3,964,796
ICON Luxembourg SARL, Term Loan, 7.335%, (SOFR + 2.00%), 7/3/28	1,034	1,039,361
PRA Health Sciences, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 7/3/28	258	258,958
		$5,263,115
Machinery — 0.3%
Gates Global LLC, Term Loan, 3/31/27(13)	$4,000	$4,014,284
TK Elevator U.S. Newco, Inc., Term Loan, 4/30/30(13)	4,000	4,026,876
		$8,041,160

Calvert
Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services — 0.1%
Trans Union LLC, Term Loan, 7.344%, (SOFR + 2.00%), 12/1/28	$3,990	$ 3,998,195
		$ 3,998,195
Trading Companies & Distributors — 0.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6/22/28(13)	$4,000	$ 4,010,456
		$ 4,010,456
Total Senior Floating-Rate Loans (identified cost $57,384,438)		$ 57,348,293

U.S. Government Agency Mortgage-Backed Securities — 4.1%

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA(14)	$104,800	$ 101,299,811
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $101,025,563)		$ 101,299,811

U.S. Treasury Obligations — 11.7%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
4.25%, 12/31/25	$21,750	$ 21,544,819
4.375%, 8/15/26	14,780	14,685,316
4.50%, 5/15/27	17,600	17,578,688
4.50%, 5/31/29	3,300	3,322,945
4.625%, 9/15/26	25,007	24,977,695
4.625%, 11/15/26	8,850	8,847,234
4.875%, 11/30/25	54,562	54,507,651
4.875%, 4/30/26	142,452	142,680,146
Total U.S. Treasury Obligations (identified cost $288,013,666)		$288,144,494

Short-Term Investments — 9.1%
Affiliated Fund — 4.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(15)	108,606,428	$ 108,606,428
Total Affiliated Fund (identified cost $108,606,428)		$ 108,606,428

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(16)	21,739,628	$ 21,739,628
Total Securities Lending Collateral (identified cost $21,739,628)		$ 21,739,628
U.S. Treasury Obligations — 3.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/13/24	$37,000	$ 36,768,568
0.00%, 10/1/24	58,000	57,228,503
Total U.S. Treasury Obligations (identified cost $93,992,887)		$ 93,997,071
Total Short-Term Investments (identified cost $224,338,943)		$ 224,343,127
Total Investments — 106.3% (identified cost $2,662,665,902)		$2,621,655,804
Other Assets, Less Liabilities — (6.3)%		$ (154,339,670)
Net Assets — 100.0%		$2,467,316,134

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $1,300,913,112 or 52.7% of the Fund's net assets.
(2)	When-issued security.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(4)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(5)	Step coupon security. Interest rate represents the rate in effect at June 30, 2024.

Calvert
Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

(6)	When-issued, variable rate security whose interest rate will be determined after June 30, 2024.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $20,935,417 and the total market value of the collateral received by the Fund was $21,739,628, comprised of cash.
(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(10)	May be deemed to be an affiliated company.
(11)	Restricted security. Total market value of restricted securities amounts to $3,431,715, which represents 0.1% of the net assets of the Fund as of June 30, 2024.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after June 30, 2024, at which time the interest rate will be determined.
(14)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(15)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(16)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	2,901	Long	9/30/24	$592,438,594	$1,805,935
U.S. 5-Year Treasury Note	(464)	Short	9/30/24	(49,452,250)	(108,408)
U.S. 10-Year Treasury Note	(98)	Short	9/19/24	(10,778,469)	(134,899)
U.S. Ultra 10-Year Treasury Note	(936)	Short	9/19/24	(106,265,250)	(1,057,940)
					$504,688
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$3,500,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Calvert
Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
USD	– United States Dollar
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. During the fiscal year to date ended June 30, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $112,038,143, which represents 4.6% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$11,235,281	$ —	$ (11,659,966)	$ —	$424,685	$ —	$ 520,206	$ —
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	3,945,160	—	(4,000,000)	—	54,840	—	12,333	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	3,500,000	—	—	(68,285)	3,431,715	95,278	3,500,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	53,606,159	1,041,987,752	(986,987,483)	—	—	108,606,428	2,199,066	108,606,428
Total				$ —	$411,240	$112,038,143	$2,826,883

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$544,000,202	$ —	$544,000,202
Collateralized Mortgage Obligations	—	125,611,804	—	125,611,804
Commercial Mortgage-Backed Securities	—	218,330,980	—	218,330,980
Corporate Bonds	—	1,059,145,378	—	1,059,145,378
High Social Impact Investments	—	3,431,715	—	3,431,715

Calvert
Short Duration Income Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans	$ —	$57,348,293	$ —	$57,348,293
U.S. Government Agency Mortgage-Backed Securities	—	101,299,811	—	101,299,811
U.S. Treasury Obligations	—	288,144,494	—	288,144,494
Short-Term Investments:
Affiliated Fund	108,606,428	—	—	108,606,428
Securities Lending Collateral	21,739,628	—	—	21,739,628
U.S. Treasury Obligations	—	93,997,071	—	93,997,071
Total Investments	$130,346,056	$2,491,309,748	$ —	$2,621,655,804
Futures Contracts	$1,805,935	$ —	$ —	$1,805,935
Total	$132,151,991	$2,491,309,748	$ —	$2,623,461,739
Liability Description
Futures Contracts	$(1,301,247)	$ —	$ —	$(1,301,247)
Total	$(1,301,247)	$ —	$ —	$(1,301,247)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.